Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Depreciation expense	$ 98	$ 164	$ 110